Supplement to the
Fidelity® SAI Sustainable Future Fund, Fidelity® SAI Sustainable Sector Fund, and Fidelity® SAI Sustainable U.S. Equity Fund
July 30, 2024
Prospectus

Zach Dewhirst no longer serves as Portfolio Manager of Fidelity® SAI Sustainable Sector Fund.
Effective June 13, 2025, Nidhi Gupta no longer serves as Lead Portfolio Manager of Fidelity® SAI Sustainable U.S. Equity Fund.
Effective June 13, 2025, Michael Robertson no longer serves as Co-Portfolio Manager of Fidelity® SAI Sustainable U.S. Equity Fund.
The following information replaces similar information for Fidelity® SAI Sustainable Sector Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Kenyon Hunt (Co-Portfolio Manager) has managed the fund since 2025.
Anthony Italiano (Co-Portfolio Manager) has managed the fund since 2025.
Michael Robertson (Co-Portfolio Manager) has managed the fund since 2025.
Stacie Wang (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements information for Fidelity® SAI Sustainable U.S. Equity Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Preeti Sayana (Portfolio Manager) has managed the fund since 2025.
The following information replaces the biographical information for Fidelity® SAI Sustainable Sector Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Kenyon Hunt is Co-Portfolio Manager of Fidelity® SAI Sustainable Sector Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2020, Mr. Hunt has worked as a quantitative research specialist. Prior to joining Fidelity, Mr. Hunt worked at FactSet as a consultant and consulting manager. He has been in the financial industry since 2016.
Anthony Italiano is Co-Portfolio Manager of Fidelity® SAI Sustainable Sector Fund, which he has managed since 2025. Since joining Fidelity Investments in 2011, Mr. Italiano has worked as a quantitative analyst, assistant portfolio manager, and portfolio manager.
Michael Robertson is Co-Portfolio Manager of Fidelity® SAI Sustainable Sector Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2016, Mr. Robertson has worked as quantitative analyst, Head of Systematic ESG Research, and portfolio manager.
Stacie Wang is Co-Portfolio Manager of Fidelity® SAI Sustainable Sector Fund, which she has managed since 2025.  Since joining Fidelity Investments in 2022, Ms. Wang has worked as a quantitative analyst and portfolio manager. Prior to joining the firm, Ms. Wang served as the co-head of ESG research at State Street Associates from 2021 to 2022.
The following information supplements the biographical information for Fidelity® SAI Sustainable U.S. Equity Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Preeti Sayana is Portfolio Manager of Fidelity® SAI Sustainable U.S. Equity Fund, which she has managed since 2025. She also manages other funds. Since joining Fidelity Investments in 2005, Ms. Sayana has worked as research analyst and portfolio manager.
The following information replaces similar information for Fidelity® SAI Sustainable U.S. Equity Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nicole Connolly (Co-Lead Portfolio Manager) has managed the fund since 2022.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Lead Portfolio Manager of the fund, and Ms. Gupta will assume sole Lead portfolio manager responsibilities.
Nidhi Gupta (Co-Lead Portfolio Manager) has managed the fund since 2024.
Michael Robertson (Co-Portfolio Manager) has managed the fund since 2022.
The following information replaces the biographical information for Fidelity® SAI Sustainable U.S. Equity Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Nicole Connolly is Co-Portfolio Manager of Fidelity® SAI Sustainable U.S. Equity Fund, which she has managed since 2022. She also manages other funds. Since joining Fidelity Investments in 2000, Ms. Connolly has worked as a managing director of research, Chief Investment Officer of ESG Investing, and portfolio manager.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Lead Portfolio Manager of Fidelity® SAI Sustainable U.S. Equity Fund, and Ms. Gupta will assume sole Lead portfolio manager responsibilities.
Nidhi Gupta is Co-Lead Portfolio Manager of Fidelity® SAI Sustainable U.S. Equity Fund, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Gupta has worked as an equity research analyst and portfolio manager.
Michael Robertson is Co-Portfolio Manager of Fidelity® SAI Sustainable U.S. Equity Fund, which he has managed since 2022. He also manages other funds. Since joining Fidelity Investments in 2016, Mr. Robertson has worked as quantitative analyst, Head of Quantitative Sustainable Investing, and portfolio manager.
EFS-PSTK-0625-103 1.9911706.103	June 13, 2025
Supplement to the
Fidelity® Sustainable U.S. Equity Fund
Class A, Class M, Class C, Class I, and Class Z
July 30, 2024
Prospectus

Effective June 13, 2025, Nidhi Gupta no longer serves as Lead Portfolio Manager of the fund.
Effective June 13, 2025, Michael Robertson no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Preeti Sayana (Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Preeti Sayana is Portfolio Manager of Fidelity® Sustainable U.S. Equity Fund, which she has managed since 2025. She also manages other funds. Since joining Fidelity Investments in 2005, Ms. Sayana has worked as research analyst and portfolio manager.
The following information replaces similar information found in the "Appendix" section under the "Sales Charge Waiver Policies Applied by Certain Intermediaries" heading.
Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
  Transaction size breakpoints, as described in this prospectus or the SAI.
  Rights of accumulation (ROA), as described in this prospectus or the SAI.
  Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
  shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
  shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
  redemptions due to death or disability of the shareholder
  shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI redemptions made in connection with a return of excess contributions from an IRA account shares purchased through a Right of Reinstatement (as defined above)
  redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
Edward D. Jones & Co., L.P. ("Edward Jones")
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the fund family, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
• Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
Rights of Accumulation ("ROA")
  The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the mutual fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
  The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
  ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent ("LOI")
  Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
  Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
  Shares purchased in an Edward Jones fee-based program.
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
  Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following ("Right of Reinstatement"):
  The redemption and repurchase occur in the same account.
  The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
  Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
  Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Contingent Deferred Sales Charge ("CDSC") Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
  The death or disability of the shareholder.
  Systematic withdrawals with up to 10% per year of the account value.
  Return of excess contributions from an Individual Retirement Account (IRA).
  Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
  Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
  Shares exchanged in an Edward Jones fee-based program.
  Shares acquired through NAV reinstatement.
  Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
  Initial purchase minimum: $250
  Subsequent purchase minimum: none
Minimum Balances
  Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
  A fee-based account held on an Edward Jones platform
  A 529 account held on an Edward Jones platform
  An account with an active systematic investment plan or LOI
Exchanging Share Classes
  At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nicole Connolly (Co-Lead Portfolio Manager) has managed the fund since 2021.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Lead Portfolio Manager of the fund, and Ms. Gupta will assume sole Lead portfolio manager responsibilities.
Nidhi Gupta (Co-Lead Portfolio Manager) has managed the fund since 2024.
Michael Robertson (Co-Portfolio Manager) has managed the fund since 2021.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Nicole Connolly is Co-Lead Portfolio Manager of Fidelity® Sustainable U.S. Equity Fund, which she has managed since 2021. She also manages other funds. Since joining Fidelity Investments in 2000, Ms. Connolly has worked as a managing director of research, Chief Investment Officer of ESG Investing, and portfolio manager.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Lead Portfolio Manager of Fidelity® Sustainable U.S. Equity Fund, and Ms. Gupta will assume sole Lead portfolio manager responsibilities.
Nidhi Gupta is Co-Lead Portfolio Manager of Fidelity® Sustainable U.S. Equity Fund, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Gupta has worked as an equity research analyst and portfolio manager.
Michael Robertson is Co-Portfolio Manager of Fidelity® Sustainable U.S. Equity Fund, which he has managed since 2021. He also manages other funds. Since joining Fidelity Investments in 2016, Mr. Robertson has worked as quantitative analyst, Head of Quantitative Sustainable Investing, and portfolio manager.
ASUS-PSTK-0625-105 1.9905031.105	June 13, 2025
Supplement to the
Fidelity® Sustainable U.S. Equity Fund
July 30, 2024
Prospectus

Effective June 13, 2025, Nidhi Gupta no longer serves as Lead Portfolio Manager of the fund.
Effective June 13, 2025, Michael Robertson no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Preeti Sayana (Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Preeti Sayana is Portfolio Manager of Fidelity® Sustainable U.S. Equity Fund, which she has managed since 2025. She also manages other funds. Since joining Fidelity Investments in 2005, Ms. Sayana has worked as research analyst and portfolio manager.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nicole Connolly (Co-Lead Portfolio Manager) has managed the fund since 2021.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Lead Portfolio Manager of the fund, and Ms. Gupta will assume sole Lead portfolio manager responsibilities.
Nidhi Guptda (Co-Lead Portfolio Manager) has managed the fund since 2024.
Michael Robertson (Co-Portfolio Manager) has managed the fund since 2021.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Nicole Connolly is Co-Lead Portfolio Manager of Fidelity® Sustainable U.S. Equity Fund, which she has managed since 2021. She also manages other funds. Since joining Fidelity Investments in 2000, Ms. Connolly has worked as a managing director of research, Chief Investment Officer of ESG Investing, and portfolio manager.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Lead Portfolio Manager of Fidelity® Sustainable U.S. Equity Fund, and Ms. Gupta will assume sole Lead portfolio manager responsibilities.
Nidhi Gupta is Co-Lead Portfolio Manager of Fidelity® Sustainable U.S. Equity Fund, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Gupta has worked as an equity research analyst and portfolio manager.
Michael Robertson is Co-Portfolio Manager of Fidelity® Sustainable U.S. Equity Fund, which he has managed since 2021. He also manages other funds. Since joining Fidelity Investments in 2016, Mr. Robertson has worked as quantitative analyst, Head of Quantitative Sustainable Investing, and portfolio manager.
SUS-PSTK-0625-103 1.9905030.103	June 13, 2025